Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Awards.

The Company does not currently grant awards of stock options, stock appreciation rights or similar option-like equity awards. Accordingly, the Company has no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material nonpublic information. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation in fiscal year 2025.

Award Timing Method	The Company does not currently grant awards of stock options, stock appreciation rights or similar option-like equity awards. Accordingly, the Company has no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material nonpublic information. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation in fiscal year 2025.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false